Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document And Entity Information
Entity Registrant Name	AMERI Holdings, Inc.
Entity Central Index Key	0000890821
Document Type	POS AM
Document Period End Date	Sep. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company